UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             2/17/09
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  29
Form 13F Information Table Value Total:  $3,495,427
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.
       3                                         SPO Partners II Co-Investment
                                                   Partnership, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    144,012    7,211,400  SH                DEFINED        1        7,211,400
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108     12,875      644,700  SH                DEFINED        2          644,700
------------------------------------------------------------------------------------------------------------------------------------
CABOT CORPORATION     COM     127055101    147,838    9,662,600  SH                DEFINED        1        9,662,600
------------------------------------------------------------------------------------------------------------------------------------
CABOT CORPORATION     COM     127055101      1,369       89,500  SH                DEFINED        2           89,500
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304    614,147   84,360,913  SH                DEFINED        1       84,360,913
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304     23,331    3,204,753  SH                DEFINED        2        3,204,753
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304     37,496    5,150,500  SH                DEFINED        3        5,150,500
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104    619,478   35,237,663  SH                DEFINED        1       35,237,663
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104     23,911    1,360,100  SH                DEFINED        2        1,360,100
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORPORATION   COM     29364G103    219,373    2,638,918  SH                DEFINED        1        2,638,918
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORPORATION   COM     29364G103      6,783       81,600  SH                DEFINED        2           81,600
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101    224,861   17,902,984  SH                DEFINED        1       17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101      9,241      735,730  SH                DEFINED        2          735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101    208,002   13,065,422  SH                DEFINED        1       13,065,422
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101      6,484      407,279  SH                DEFINED        2          407,279
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309    306,098   20,164,529  SH                DEFINED        1       20,164,529
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309      9,205      606,408  SH                DEFINED        2          606,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATERIALS, INC.       COM     573284106    504,276    5,194,435  SH                DEFINED        1        5,194,435
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATERIALS, INC.       COM     573284106     18,135      186,800  SH                DEFINED        2          186,800
------------------------------------------------------------------------------------------------------------------------------------
NEWFIELD
EXPLORATION COMPANY   COM      651290108    96,489    4,885,530  SH                DEFINED        1        4,885,530
------------------------------------------------------------------------------------------------------------------------------------
NEWFIELD
EXPLORATION COMPANY   COM      651290108     3,026      153,200  SH                DEFINED        2          153,200
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC.        COM      74837R104    41,037    7,367,554  SH                DEFINED        1        7,367,554
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC.        COM      74837R104     1,025      184,100  SH                DEFINED        2          184,100
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORPORATION           COM      78388J106    90,143    5,523,443  SH                DEFINED        1        5,523,443
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORPORATION           COM      78388J106       787       48,200  SH                DEFINED        2           48,200
------------------------------------------------------------------------------------------------------------------------------------
VOYAGER LEARNING
COMPANY               COM     92908U103      4,055    2,740,000  SH                DEFINED        1        2,740,000
------------------------------------------------------------------------------------------------------------------------------------
VOYAGER LEARNING
COMPANY               COM     92908U103        492      332,500  SH                DEFINED        2          332,500
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATERIALS
COMPANY               COM     929160109    119,247    1,713,814  SH                DEFINED        1        1,713,814
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATERIALS
COMPANY               COM     929160109      2,213       31,800  SH                DEFINED        2           31,800
------------------------------------------------------------------------------------------------------------------------------------